Reporting entity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Auris Medical AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 2,500,000
Equity reverse stock split, description		Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 (pre-2019 Reverse Share Split) common shares with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) each. Pursuant to the Merger, the Company’s shareholders received one common share with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) of Auris NewCo for every 10 of the Company’s common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1.
Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 100,000
Zilentin AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 100,000
Altamira Medica AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 3,000,000
Name of subsidiary		●Altamira Medica AG, Zug, Switzerland (100%), with a nominal share capital of CHF 3,000,000
Auris Medical Inc [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary | $						$ 100
Auris Medical Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary | €							€ 100
Principal place of business		Dublin
Country of incorporation		Ireland
Auris Medial Pty Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary | $						$ 100
Name of subsidiary		●Auris Medical Pty Ltd, Collingwood, Australia (100%), with a nominal share capital of AUD 100
Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Auris Medical AG
Principal place of business	Basel
Country of incorporation	Switzerland
Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Otolanum AG
Principal place of business	Zug
Country of incorporation	Switzerland
Altamira Therapeutics, Inc [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Altamira Therapeutics, Inc
Principal place of business	Dover, Delaware
Country of incorporation	United States
Auris Medical Ltd. [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Auris Medical Ltd
Principal place of business	Dublin
Country of incorporation	Ireland
Zilentin AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Zilentin AG
Principal place of business	Zug
Country of incorporation	Switzerland
Auris Medical Pty Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Auris Medical Pty Ltd
Principal place of business	Collingwood
Country of incorporation	Australia
Altamira Medica AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Name of subsidiary	Altamira Medica AG
Principal place of business	Zug
Country of incorporation	Switzerland
Switzerland [Member] | Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary	SFr 2,500,000
Switzerland [Member] | Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary	100,000
Switzerland [Member] | Zilentin AG [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary	100,000
Switzerland [Member] | Altamira Medica AG [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary	SFr 3,000,000
USD [Member] | Altamira Therapeutics, Inc [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary | $			$ 100
EUR [Member] | Auris Medical Ltd. [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary | €				€ 100
Australia [Member] | Auris Medical Pty Ltd [Member]
Reporting entity (Details) [Line Items]
Share capital of subsidiary | $					$ 100